Description of the Company and Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended				12 Months Ended
	May 08, 2023 USD ($) $ / shares shares	Apr. 02, 2023 USD ($) Segment shares	Apr. 02, 2023 USD ($) shares	Apr. 02, 2023 USD ($) vote shares	Apr. 03, 2022 USD ($)	Jan. 01, 2023 USD ($) Segment	Jan. 01, 2023 USD ($)	Jan. 01, 2023 USD ($) vote	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	May 04, 2023 $ / shares
Business Acquisition [Line Items]
Number of business segments		3		3		3		3
Common stock, shares outstanding (in shares) | shares		1,716,160,000	1,716,160,000	1,716,160,000
Separation-related costs			$ 98		$ 10		$ 213		$ 0	$ 0
Restricted cash		$ 7,695	7,695	$ 7,695		$ 0	0	$ 0
Research and development costs			89		88		$ 375		$ 355	$ 320
Obligations			$ 302		293
Parent
Business Acquisition [Line Items]
Transfer of liability to Parent					$ 1,016
Subsequent Event
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Sales price per share (in CHF per share) | $ / shares											$ 22
Subsequent Event | Consumer Health Business | Consumer Health Spinoff | Parent
Business Acquisition [Line Items]
Transfer of liability to Parent	$ 13,200
Subsequent Event | Over-Allotment Option
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	25,921,884
Subsequent Event | IPO
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	198,734,444
Proceeds from sale of stock	$ 4,200
Stock issuance costs	$ 131
Subsequent Event | Kenvue | Johnson & Johnson
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares) | shares	1,716,160,000
Percentage ownership after transaction	89.60%